One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 9, 2026
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 20, 2026
AIM Growth Series (Invesco Growth Series)	0000202032	August 21, 2026
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 21, 2026
The Alger Portfolios	0000832566	August 27, 2026
Allspring Variable Trust	0001081402	August 31, 2026
ALPS Variable Investment Trust	0001382990	September 2, 2026
American Funds Insurance Series	0000729528	September 4, 2026
BlackRock Variable Series Funds, Inc.	0000355916	August 21, 2026
BlackRock Variable Series Funds II, Inc.	0001738072	August 21, 2026
BNY Mellon Investment Portfolios	0001056707	August 10, 2026
BNY Mellon Stock Index Fund, Inc.	0000846800	August 10, 2026
BNY Mellon Variable Investment Fund	0000813383	August 10, 2026
Deutsche DWS Variable Series II	0000810573	August 20, 2026
Eaton Vance Variable Trust	0001121746	August 27, 2026
Federated Hermes Insurance Series	0000912577	August 26, 2026
Fidelity Contrafund	0000024238	August 21, 2026
Franklin Templeton Variable Insurance Products Trust	0000837274	August 28, 2026
Goldman Sachs Variable Insurance Trust	0001046292	August 26, 2026
Guggenheim Variable Funds Trust	0000217087	September 2, 2026
Ivy Variable Insurance Portfolios	0000810016	August 31, 2026
Janus Aspen Series	0000906185	August 27, 2026
Janus Investment Fund	0000277751	September 3, 2026
Legg Mason Partners Variable Equity Trust	0001176343	August 19, 2026
Legg Mason Partners Variable Income Trust	0000874835	August 19, 2026
Lincoln Variable Insurance Products Trust	0000914036	August 31, 2026
Lord Abbett Series Fund, Inc.	0000855396	August 25, 2026
MFS® Variable Insurance Trust	0000918571	August 26, 2026
MFS® Variable Insurance Trust II	0000719269	August 26, 2026
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	September 2, 2026
Neuberger Berman Advisers Management Trust	0000736913	August 19, 2026
New Age Alpha Variable Funds Trust	0002013968	September 4, 2026
Northern Lights Variable Trust	0001352621	September 2, 2026 September 8, 2026
PIMCO Variable Insurance Trust	0001047304	August 31, 2026
Putnam Variable Trust	0000822671	August 27, 2026
Rydex Series Funds	0000899148	September 3, 2026
Rydex Variable Trust	0001064046	September 3, 2026
T. Rowe Price Capital Appreciation Fund	0000793347	August 24, 2026
T. Rowe Price Equity Series, Inc.	0000918294	August 24, 2026
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 24, 2026
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 24, 2026
Third Avenue Variable Series Trust	0001089107	August 19, 2026
VanEck VIP Trust	0000811976	September 4, 2026
Vanguard Variable Insurance Funds	0000857490	August 27, 2026
Variable Insurance Products Fund	0000356494	August 21, 2026
Variable Insurance Products Fund II	0000831016	August 21, 2026
Variable Insurance Products Fund III	0000927384	August 21, 2026
Variable Insurance Products Fund IV	0000720318	August 21, 2026
Variable Insurance Products Fund V	0000823535	August 21, 2026
Victory Portfolios	0000802716	September 3, 2026
Victory Variable Insurance Funds II	0002042317	August 21, 2026
Virtus Asset Trust	0001018593	September 3, 2026
Virtus Variable Insurance Trust	0000792359	September 3, 2026
Voya Investors Trust	0000837276	September 8, 2026
Voya Variable Products Trust	0000916403	September 8, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company